COMBINED FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net:
Property and equipment, gross	$ 507,212	$ 434,222
Accumulated depreciation and amortization	(201,798)	(173,774)
Property and equipment, net	305,414	260,448
Buildings and leasehold improvements
Property and equipment, net:
Property and equipment, gross	242,882	224,497
Capitalized software and computer equipment
Property and equipment, net:
Property and equipment, gross	124,523	93,000
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	84,640	79,299
Land
Property and equipment, net:
Property and equipment, gross	11,591	11,591
Projects in progress
Property and equipment, net:
Property and equipment, gross	$ 43,576	$ 25,835